Related Parties and Parties-In-Interest Transactions	12 Months Ended
Apr. 30, 2026
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Party Transactions and Party-In-Interest Transactions
Banco Popular de Puerto Rico and Fidelity are parties-in-interest with respect to the Plan as they are the Trustee and the Recordkeeper of the Plan, respectively. Transactions between these parties and the Plan are allowed by the Plan and the Puerto Rico Internal Revenue Code of 1994 (the Code).
In addition, as previously noted, the Master Trust invests in the ordinary shares of Medtronic plc. During the year ended April 30, 2026, the Master Trust made purchases of $14,553 thousand and sales of $57,257 thousand of the Medtronic plc's ordinary shares. The Plan's investment in ordinary shares of Medtronic plc at April 30, 2026 and 2025 was $3,721 thousand and $3,943 thousand, respectively.
Lastly, at April 30, 2026 and 2025, the Plan had notes receivable from participants of $10,691 thousand and $11,974 thousand, respectively.
All these transactions qualify as party-in-interest transactions, which are exempt from prohibited transaction rules.